Investments in Associates - Acquisition of subsidiaries (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
		Jul. 17, 2020	Jan. 30, 2020	Dec. 31, 2020
Compass group acquisition
Disclosure of detailed information about business combination [line items]
Percentage of the capital acquired			100.00%
The fair value of the assets and liabilities acquired is as follows:
Cash and cash equivalents			R$ 4,753
Trade receivables			161,547
Other tax receivable			254
Derivative financial instruments			1,377
Other current assets			52
Property, plant and equipment			69
Trade payables			(97,254)
Other taxes payable			(162)
Other liabilities			(97)
Other financial liabilities			(48,007)
Dividends payable			(508)
Payables to related parties			(17,063)
Deferred tax liabilities			(468)
Total identifiable assets, net			4,493
The fair value of goodwill at the acquisition date consisted of:
Consideration transferred	[1]		99,385
Total net assets acquired and liabilities assumed at fair value(-)			4,493
Goodwill			R$ 94,892
Additional payment for the acquisition		R$ 4,385
Net sale of subsidiaries acquired been consolidated since the acquisition date				R$ 9,244,777
Net profit of subsidiaries acquired been consolidated since the acquisition date				R$ 934,817
Compass Comercializadora de Energia Ltda. [member]
Disclosure of detailed information about business combination [line items]
Name of the acquiree			Compass Comercializadora de Energia Ltda.
Description of the operation			Natural gas and electricity trading
The fair value of the assets and liabilities acquired is as follows:
Cash and cash equivalents			R$ 4,539
Trade receivables			12,384
Other tax receivable			134
Derivative financial instruments			1,377
Other current assets			24
Property, plant and equipment			69
Trade payables			(13,585)
Other taxes payable
Other liabilities			(97)
Other financial liabilities
Dividends payable
Payables to related parties
Deferred tax liabilities			(468)
Total identifiable assets, net			4,377
The fair value of goodwill at the acquisition date consisted of:
Total net assets acquired and liabilities assumed at fair value(-)			R$ 4,377
Compass Geracao Ltda. [member]
Disclosure of detailed information about business combination [line items]
Name of the acquiree			Compass Geração Ltda.
Description of the operation			Natural gas and electricity trading
The fair value of the assets and liabilities acquired is as follows:
Cash and cash equivalents			R$ 177
Trade receivables			149,163
Other tax receivable			89
Derivative financial instruments
Other current assets			28
Property, plant and equipment
Trade payables			(83,669)
Other taxes payable			(162)
Other liabilities
Other financial liabilities			(48,007)
Dividends payable			(508)
Payables to related parties			(17,063)
Deferred tax liabilities
Total identifiable assets, net			48
The fair value of goodwill at the acquisition date consisted of:
Total net assets acquired and liabilities assumed at fair value(-)			R$ 48
Compass Energia Ltda. [member]
Disclosure of detailed information about business combination [line items]
Name of the acquiree			Compass Energia Ltda.
Description of the operation			No operation
The fair value of the assets and liabilities acquired is as follows:
Cash and cash equivalents			R$ 37
Trade receivables
Other tax receivable			31
Derivative financial instruments
Other current assets
Property, plant and equipment
Trade payables
Other taxes payable
Other liabilities
Other financial liabilities
Dividends payable
Payables to related parties
Deferred tax liabilities
Total identifiable assets, net			68
The fair value of goodwill at the acquisition date consisted of:
Total net assets acquired and liabilities assumed at fair value(-)			R$ 68
Black River Participacoes Ltda. [member]
Disclosure of detailed information about business combination [line items]
Name of the acquiree			Black River Participações Ltda.
Description of the operation			No operation

[1]	On July 17, 2020, the Compass made an additional payment for the acquisition of Compass Trading in the amount of R$4,385, as provided for in the agreement.